FQF TRUST

QuantShares U.S. Market Neutral Momentum Fund

QuantShares U.S. Market Neutral Value Fund

QuantShares U.S. Market Neutral High Beta Fund

QuantShares U.S. Market Neutral Size Fund

QuantShares U.S. Market Neutral Quality Fund

QuantShares U.S. Market Neutral Anti-Momentum Fund

QuantShares U.S. Market Neutral Anti-Beta Fund

Supplement dated September 18, 2012
to the Prospectus and Statement of Additional Information dated August 10, 2011

This supplement updates certain information contained in the above-named prospectus and statement of additional information (“SAI”) for FQF Trust (the “Trust”) regarding QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral High Beta Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund (each, a “Fund”), each a series of the Trust.

FFCM LLC, the investment adviser to the Funds, has (i) contractually undertaken until October 31, 2013 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding certain expenses) of each Fund are limited to 1.49% of average daily net assets, and (ii) voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent such expenses from exceeding 0.99% of average daily net assets. As a result, the prospectus and SAI are revised as follows.

The following updates certain information contained in the prospectus.

The third paragraph of the section titled “Investment Advisory Services – Investment Adviser” on page 36 of the prospectus is deleted and replaced with the following:

FFCM LLC has contractually undertaken until October 31, 2013 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 1.49% of average daily net assets. This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of that Fund’s average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. In addition, FFCM LLC has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of each Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

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The following updates certain information contained in the SAI.

The third paragraph of the section titled “Investment Management Agreement” on page 31 of the SAI is deleted and replaced with the following:

FFCM has contractually undertaken until October 31, 2013 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 1.49% of average daily net assets. This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of that Fund’s average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. In addition, FFCM has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of each Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

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Please retain this supplement for future reference.